Document and Entity Information	9 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Entity Registrant Name	NUGEN HOLDINGS, INC.
Entity Central Index Key	0001415603
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Sep. 30, 2010
Current assets
Cash and cash equivalents	$ 118,597	$ 863,876
Accounts receivable, net	382,439	253,754
Prepaid expenses	45,320	11,309
Inventory	144,071	222,915
Total current assets	690,427	1,351,854
Machinery & equipment, net	51,829	43,325
Other assets	12,960	7,365
Assets, Total	755,216	1,402,544
Current liabilities
Current portion of long term liabilities	11,799	13,428
Convertible notes	70,000
Accounts payable and accrued expenses	414,194	479,951
Customer deposits	92,927	150,000
Accounts payable and accrued expenses - related parties	273,374
Total current liabilities	862,294	643,379
Long-Term notes payable	600,787	603,916
Total liabilities	1,463,081	1,247,295
Commitments and contingencies
Stockholders' equity (deficit)
Common stock - $0.001 par value; 200,000,000 shares authorized, 56,966,564 and 55,881,564 shares issued and outstanding	56,967	55,882
Additional paid-in capital	5,068,168	4,631,656
Accumulated deficit	(5,834,628)	(4,532,289)
Total stockholders' equity (deficit)	(707,865)	155,249
Liabilities and Equity, Total	755,216	1,402,544
Preferred stock Class A
Stockholders' equity (deficit)
Preferred stock, value
Preferred stock Series B
Stockholders' equity (deficit)
Preferred stock, value	$ 1,628

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Sep. 30, 2010
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	56,966,564	55,881,564
Common stock, shares outstanding	56,966,564	55,881,564
Preferred stock Class A
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock Series B
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	14,645,000
Preferred stock, shares issued	1,627,778	0
Preferred stock, shares outstanding	1,627,778	0

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenues	$ 134,019	$ 50,126	$ 1,133,213	$ 261,394
Direct costs	75,686	22,534	557,209	46,537
Direct labor	260,922	158,615	740,612	446,837
Gross loss	(202,589)	(131,023)	(164,608)	(231,980)
Operating expenses
Compensation	244,682	245,817	683,452	571,637
Rent & office	39,465	25,240	113,198	73,147
Professional fees	5,579	51,288	70,129	83,612
Travel expenses	48,909	63,558	168,251	126,098
Other general and administrative expenses	20,524	21,666	72,314	48,504
Total operating expenses	359,159	407,569	1,107,344	902,998
Net loss from operations	(561,748)	(538,592)	(1,271,952)	(1,134,978)
Other income and (expense)
Interest income	26	676	205	1,465
Interest expense	(9,915)	(9,149)	(30,592)	(51,007)
Total other income and (expense)	(9,889)	(8,473)	(30,387)	(49,542)
Net loss	(571,637)	(547,065)	(1,302,339)	(1,184,520)
Preferred stock Dividends	(1,388)		(1,388)
Net loss available to common shareholders	$ (573,025)	$ (547,065)	$ (1,303,727)	$ (1,184,520)
Net loss per share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)
Weighted average number of shares outstanding during the period - basic and diluted	56,966,564	50,381,564	56,570,383	39,840,063

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Series B Preferred Stock	Common stock	Additional Paid-in Capital	Accumulated Deficit
Beginning Balance at Sep. 30, 2010	$ 155,249		$ 55,882	$ 4,631,656	$ (4,532,289)
Beginning Balance (in shares) at Sep. 30, 2010			55,881,564
Issuance of common stock for cash, net (in shares)			725,000
Issuance of common stock for cash, net	116,000		725	115,275
Issuance of preferred stock for cash (in shares)		1,627,778
Issuance of preferred stock for cash	293,000	1,628		291,372
Issuance of common stock upon exercise of warrants (in shares)			360,000
Issuance of common stock upon exercise of warrants	360		360
Vesting of stock options	29,865			29,865
Net loss	(1,302,339)				(1,302,339)
Ending Balance at Jun. 30, 2011	$ (707,865)	$ 1,628	$ 56,967	$ 5,068,168	$ (5,834,628)
Ending Balance (in shares) at Jun. 30, 2011		1,627,778	56,966,564

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net loss	$ (1,302,339)	$ (1,184,520)
Adjustments to reconcile net loss to net cash used in operating activities:
Contributed services		37,500
Vesting of stock options	29,865	16,044
Depreciation expense	11,174	1,399
Gain on settlement of debt		(10,592)
Changes in operating assets and liabilities:
Accounts receivable	(128,685)	127,757
Prepaid expenses	(34,011)	(6,623)
Inventory	78,844	(186,224)
Other assets	(5,595)
Customer deposits	(57,073)	150,000
Accounts payable and accrued expenses	(65,757)	80,951
Accounts payable and accrued expenses - related parties	273,374
Net cash used in operating activities	(1,200,203)	(974,308)
Cash flows from investing activities:
Purchase of property and equipment	(19,678)	(8,635)
Cash acquired in recapitalization		4,060
Net cash used in financing activities	(19,678)	(4,575)
Cash flows from financing activities:
Proceeds from sale of common stock, net	116,360	1,394,243
Proceeds from sale of preferred stock , net	293,000
Proceeds from issuance of notes payable	70,000	70,000
Principal payments on debt	(4,758)	(26,805)
Net cash provided by financing activities	474,602	1,437,438
Net increase (decrease) in cash and cash equivalents	(745,279)	458,555
Cash and cash equivalents at beginning of period	863,876	58,929
Cash and cash equivalents at end of period	118,597	517,484
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	26,341	32,474
Cash paid during the period for taxes
Supplemental disclosure of non-cash investing and financing activities:
Conversion of debt to equity in connection with merger		915,475
Net non-cash assets and (liabilities) assumed in recapitalization		$ (62,265)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Jun. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Merger

On January 29, 2010, InovaChem, Inc., a Delaware corporation, completed the acquisition of NuGen Mobility, Inc., a Delaware corporation (“NuGen” or “NuGen Mobility”), pursuant to the Merger Agreement dated January 29, 2010 (the “Merger Agreement”), by and among InovaChem, Inc., NuGen and InovaChem Mergerco II, Inc., a wholly-owned subsidiary of InovaChem, Inc. Pursuant to the terms of the Merger Agreement, NuGen merged (the “Merger”) with and into InovaChem Mergerco II, and NuGen, as the surviving corporation, became a wholly-owned subsidiary of InovaChem, Inc. On February 26, 2010, the board of directors and stockholders approved an amendment to the Company’s Certificate of Incorporation changing the Company’s name from InovaChem, Inc. to NuGen Holdings, Inc. (the “Company” or “NuGen Holdings”). The Certificate of Amendment to the Certificate of Incorporation became effective on March 4, 2010.

Upon the closing of the Merger contemplated by the Merger Agreement, each issued and outstanding share of NuGen’s common stock was converted into 24,422.48 shares of NuGen Holdings’ common stock. As a result, an aggregate of 27,133,384 shares of NuGen Holdings’ common stock, par value  $0.001 per share (“Common Stock”) were issued to the two shareholders of NuGen. Simultaneous with the closing of the Merger, 15,236,667 shares of Common Stock were redeemed by NuGen Holdings for a cash payment of  $152. Following the redemption of these shares, the two shareholders of NuGen owned approximately 81% of NuGen Holdings.

The Merger is being accounted for as a reverse acquisition and recapitalization. NuGen is the acquirer for accounting purposes and NuGen Holdings is the acquiree. Accordingly, NuGen’s historical financial statements for periods prior to the acquisition become those of the acquirer retroactively restated for the equivalent number of shares received in the Merger. The accumulated deficit of NuGen is carried forward after the acquisition. Operations prior to the Merger are those of NuGen. Earnings per share for the period prior to the Merger are restated to reflect the equivalent number of shares outstanding.

Description of Business

The Company is engaged, through its wholly-owned subsidiary NuGen, in the research, development and sale of permanent magnet electric motors and the electronic controls for such motors. Our facility is located in Ashburn, Virginia. Our revenue is derived primarily from contract research and development engineering services. Our technology relates to specialty electric drive engines and related components. This technology is currently being sold directly to original equipment manufacturers (“OEMs”) pursuant to technical assistance agreements. The agreements generally provide for us to engineer our technology to run in various platforms (e.g. vehicles, electric generators and motors) and to be adapted to a customer’s particular application. We offer these services from our facility located in Virginia, to customers that require high-efficiency, reliable, compact permanent magnet electrical motor systems, controllers, vehicle interface modules (including energy storage, management and monitoring systems) and related software. Our technology is used primarily to convert electrical power into mechanical power so that mechanical power can be used to propel a vehicle or run a generator and may be used in markets ranging from electric/hybrid electric vehicles to materials handling equipment, distributive power, ground support equipment, motion control, and military systems.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the United States Securities and Exchange Commission for interim financial information. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position and results of operations. It is management's opinion, however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation. The results for the interim period are not necessarily indicative of the results to be expected for the year.

Principles of Consolidation

The consolidated financial statements include the accounts of NuGen Holdings, Inc, and its wholly owned subsidiaries, NuGen Mobility, Inc., and Trinterprise, LLC. All significant inter-company balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

We consider cash on hand and investments with original maturities of three months or less to be cash and cash equivalents. The Company at times has cash in banks in excess of FDIC insurance limits. The Company did not have deposits in excess of FDIC insurance limits as of June 30, 2011, and had  $491,497 in excess of FDIC insurance limits at September 30, 2010.

Accounts Receivable

We extend unsecured credit to most of our customers following a review of the customers' financial condition and credit history. We establish an allowance for doubtful accounts based upon a number of factors including the length of time accounts receivables are past due, the customer's ability to pay its obligation to us, the condition of the general economy, estimates of credit risk, historical trends and other information. Accounts receivable are deemed to be past due when they have not been paid by their contractual due date. We write off accounts receivable when they become uncollectible against our allowance for doubtful accounts.  At June 30, 2011 and September 30, 2010, no allowance for doubtful accounts was deemed necessary.

Inventory

Inventory is stated at the lower of cost (first-in, first-out basis) or market (net realizable value). At June 30, 2011 and September 30, 2010, the Company had  $13,127 and  $120,317 respectively, of work in process inventory.  At June 30, 2011 and September 30, 2010, the Company had  $130,944 and  $102,598, respectively, of raw materials inventory.

Machinery and Equipment

Machinery and equipment is stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which is 5 years for equipment and 3 years for software. Maintenance and repairs are charged to expense as incurred. Depreciation expense for the nine months ended June 30, 2011 and 2010 was  $11,174 and  $1,399, respectively.

Revenue and Cost Recognition

We currently generate revenue primarily from contract research and development services and may derive additional revenues in the future from the sale of our products to customers. Our products are specialty electric drive engines and related components. These products are a direct result of the services to design and build each unit, which are built to each customer’s specifications. We account for the products sold as one unit. We intend in the future to derive revenue from sales of products and will recognize the sale at the time title to the goods and the benefits and risks of ownership passes to the customer which is typically when products are shipped based on the terms of the customer purchase agreement.

Some customers are asked to provide deposits prior to the Company accepting their orders. Customer deposits are reflected on the balance sheet as a current liability and are reclassified to revenue at the time when title to the goods and the benefits and risks of ownership passes to the customer.

Revenue relating to long-term fixed price contracts is recognized using the percentage of completion method. Under the percentage of completion method, contract revenues and related costs are recognized based on the percentage that costs incurred to date bear to total estimated costs.

The Company recently entered into Small Business Innovation Research (“SBIR”) contracts with both the US Army and the US Navy, the revenue under these contracts will be recognized in the same period as allowable and billable costs are incurred. Revenue under these contracts is earned when the services have been completed and collection is reasonably assured.

Changes in job performance, estimated profitability and final contract settlements may result in revisions to cost and revenue, and are recognized in the period in which the revisions are determined. Contract costs include all direct materials, subcontract and labor costs. Selling, general and administrative costs are charged to expense as incurred. At the time a loss on a contract becomes known, the entire amount of the estimated loss is accrued.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Tax. Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The valuation of deferred tax assets may be reduced if future realization is not assured.

The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

Research and Development

Costs of researching and developing new technology, or significantly altering existing technology, are expensed as incurred.

Stock-Based Compensation

In December 2004, the FASB issued FASB Accounting Standards Codification No. 718, Compensation – Stock Compensation. Under FASB Accounting Standards Codification No. 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. As such, compensation cost is measured on the date of grant at their fair value. Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.

Equity instruments (“instruments”) issued to other than employees are recorded on the basis of the fair value of the instruments, as required by FASB Accounting Standards Codification No. 718. FASB Accounting Standards Codification No. 505, Equity Based Payments to Non-Employees defines the measurement date and recognition period for such instruments. In general, the measurement date is when either a (a) performance commitment, as defined, is reached or (b) the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the FASB Accounting Standards Codification.

Loss per Common Share

Basic earnings per share is computed by dividing income or loss available to common stockholders by the weighted average number of common shares outstanding during the periods presented.

Diluted earnings per share is computed by dividing income or loss available to common stockholders by all outstanding and potentially dilutive shares during the periods presented, unless the effect is anti-dilutive. As of June 30, 2011 and 2010 there were 0 and 360,000 warrants outstanding to purchase the Company’s common stock, and as of June 30, 2011 and 2010 there were 2,356,250 and 2,400,000 options outstanding to purchase the Company’s common stock. The Company has convertible promissory notes outstanding that can be converted, at the Company’s option, to 388,889 shares of common stock.  The Company has Series B Preferred Stock that provides for the conversion to common stock of the Company on a one to one ratio and has issued two-year warrants for common stock of the Company equal to 20% of the number of shares of Series B Preferred Stock purchased by such investor.  At June 30, 2011and 2010, the Company has issued and outstanding 1,627,778 and 0 shares of Series B Preferred Stock which can be converted to 1,627,778 and 0 shares of common stock of the Company, respectively and warrants which can be converted to 325,556 and 0 shares of common stock of the Company, respectively.

These options, warrants and convertible shares have not been included in the weighted average number of shares as their effect would have been anti-dilutive.

Use of Estimates

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments including accounts payable and accrued expenses, notes payable and convertible note approximate fair value due to the relatively short period to maturity for these instruments.

Reclassification

Certain amounts from prior periods have been reclassified to conform to the current period presentation.

GOING CONCERN	9 Months Ended
Jun. 30, 2011
GOING CONCERN
NOTE B – GOING CONCERN

As reflected in the accompanying unaudited condensed financial statements, the Company has an accumulated deficit of  $5,834,628, a net loss of  $1,302,339 for the nine months ended June 30, 2011 and negative cash flows from operations of  $1,200,203 for the nine months ending June 30, 2011. This raises substantial doubt about its ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to generate additional revenues from operations, raise additional funds and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Management believes that actions presently being taken to obtain additional revenues and funding, and to implement its strategic plans provide the opportunity for the Company to continue as a going concern. There can be no assurance that the Company will be able to raise such funds if and when it wishes to do so or on terms acceptable to us. This raises substantial doubt about our ability to continue as a going concern. Specifically, in the event that the Company is not successful at raising capital to a level sufficient to pay its expenditures, the Company will have to reduce administrative overhead and reduce marketing and public relations expenditures. If the Company is unable to cut expenses, earn profits or raise additional debt or equity capital the Company will have to discontinue operations.

DEBT	9 Months Ended
Jun. 30, 2011
DEBT
NOTE C – DEBT

Long-term debt consists of:

	June 30, 2011	September 30, 2010
	(UNAUDITED)
Promissory note dated August 23, 2007	$596,108	$596,108

Other	16,478	21,236
	612,586	617,344

Less: current portion	11,799	13,428

Total long term debt	$600,787	$603,916

Pursuant to the Promissory Note dated as of August 23, 2007 the Company accrues interest on the loan at the rate of 6% per annum. Quarterly payments are made based on a formula that multiplies the revenue of NuGen’s gross revenues by 2% for calendar year 2007, 3% for calendar year 2008, 4% for calendar year 2009, 5% for calendar year 2010 and 6% for calendar year 2011 and for all subsequent years until the loan is paid in full. In all years NuGen is required to pay a minimum of  $7,500 per quarter and any payment made that exceeds the amount that would be due under the formula shall be treated as an advance against subsequent quarterly amounts due in excess of the  $7,500 minimum payment.

As of June 30, 2011, no payments of principal have been made as NuGen’s quarterly revenues, multiplied by the appropriate percentage, have not exceeded the  $7,500 minimum payment. The payments made have gone towards accrued interest only. Additionally, further revenue contingent payments may be owed, in the future (see Note E – Commitments and Contingencies – below).

Convertible promissory notes

On October 22, 2010, the Company entered into subscription agreements with two accredited investors pursuant to which the Company issued 3% convertible promissory notes (the “Notes”) in the aggregate principal amount of  $70,000 which is included on the Company’s Balance Sheet under convertible notes.

The Notes were offered and sold in reliance on the exemption from registration afforded by Rule 506 of Regulation D promulgated under Section 4(2) of the Securities Act of 1933, as amended. The Notes have a one-year term and are convertible by the Company into Common Stock at a price of  $0.18 per share, subject to adjustment if the Company effects a stock split or issues a stock dividend. If the Company effects a merger, sale of all or substantially all of its assets or any person acquires 50% of its stock, then the Note will be convertible into such number and kind of shares as would have been issuable on account of such transaction. The Company may prepay all or a portion of the outstanding principal and interest under the Notes upon 3 business days’ notice and may repay any accrued interest in cash or additional shares of Common Stock. The amount due under the Notes will become immediately due and payable if the Company fails to pay unpaid principal on the maturity date which failure continues for 10 days, any representation or warranty made by the Company is false, incorrect, incomplete or misleading, or the Company dissolves, liquidates, ceases operations, is unable to pay its debts when due, a receiver or trustee is appointed or bankruptcy proceedings are instituted

RELATED PARTY TRANSACTIONS	9 Months Ended
Jun. 30, 2011
RELATED PARTY TRANSACTIONS
NOTE D - RELATED PARTY TRANSACTIONS

Related Parties

On December 5, 2010 and March 30, 2011, a foreign investor entered into a subscription agreement with the Company pursuant to which, among other things, the Company issued an aggregate of 412,500 shares and 312,500 shares of its common stock at a purchase price of  $0.16 per share, for total cash proceeds of  $116,000. The proceeds were received by the Company in December 2010 and March 2011. Such issuances were made in reliance on an exemption from registration under Regulation S promulgated under the Securities Act. Pursuant to the Subscription Agreements the investor executed and delivered to the Company (i) an irrevocable proxy appointing the Company’s Chief Executive Officer as her proxy to vote her shares and (ii) a lock-up agreement pursuant to which the investor agreed not to transfer, dispose of or encumber any of the Company’s securities for a nine-month period.

At June 30, 2011, the Company had Accounts payable and accrued expenses - related parties of  $273,374 which includes unpaid salaries, reimbursable travel expenses and miscellaneous fees and expenses owed to corporate officers of the Company.

COMMITMENTS AND CONTINGENCIES	9 Months Ended
Jun. 30, 2011
COMMITMENTS AND CONTINGENCIES
NOTE E - COMMITMENTS AND CONTINGENCIES

In August 2007, our subsidiary, NuGen Mobility entered into an asset purchase agreement pursuant to which it acquired substantially all of the assets, and specified liabilities of New Generation Motors Corporation, a Delaware corporation. The agreement requires the payment to New Generation Motors of  $1,000,000 pursuant to a promissory note, which bears simple interest at the rate of six percent. The principal amount of this note was reduced to  $596,108 by the application of  $403,892 in credits. These credits consist of (i) an aggregate of  $273,741 in operational loans made by our principal shareholders to New Generation Motors to allow them to continue operations prior to August 2007, (ii)  $101,804 in customer deposits that they retained though we were responsible for fulfilling such customer orders, and (iii)  $29,068 in amounts we agreed to pay to New Generation Motors’s landlord for back rent.

The principal and interest on the loan is to be repaid, on a quarterly basis, until all amounts due thereon have been paid. The amount of each payment is equal to the greater of (i)  $7,500 and (ii) the product obtained by multiplying our Gross Revenues (as defined) for the quarter by the applicable percentage rate. The applicable percentage rate increases by one percentage point per year beginning at 2% for 2007 increasing to 6% for 2011 and all subsequent years. The payment is first applied to the accrued interest on the loan and the remainder, if any, to the principal amount owed. As of the date hereof, an aggregate of  $82,500 has been paid (11 quarterly payments of  $7,500 per quarter) and all of the payments have been applied to accrued interest. Accordingly, the principal balance of the loan has been  $596,108 since August 2007.

In addition, if prior to July 13, 2014 we have paid this note in full, we are also required to pay until July 13, 2014, on a quarterly basis, the product obtained by multiplying 2.5% by the Gross Revenues in the applicable quarter. Gross Revenues is defined as (i) all fees and other revenue that NuGen Mobility receives from any source, (ii) the then-current fair market value of (x) the assets purchased from New Generation Motors, or (y) the business (as a going concern) or portion thereof sold or otherwise transferred to our affiliate, and (iii) the proceeds from the sale or other disposition by NuGen Mobility to any other third party of all or any portion of (x) the assets and/or (y) the business as a going concern. To date, we have not been required to make any such payments.

In connection with this transaction, NuGen also agreed to assume the commitment, entered into by New Generation Motors, for a conditional grant of  $700,000 from an Indian export bank, which will be paid back through a 2% royalty on the license agreement until  $1,400,000 is paid back. Additionally, the Indian export bank also provided a loan of  $500,000 to New Generation Motors. In connection with this asset purchase agreement, NuGen Mobility assumed this  $500,000 loan on the condition that the loan would be converted to a conditional grant (similar to the  $700,000 conditional grant) and has agreed to make payments to New Generation Motors based on the conditional grant terms in the asset purchase Agreement. New Generation Motors reached such agreement with the Indian export bank but New Generation Motors and such bank never ratified such agreement. As such the Company did not assume the loan and the loan agreement remains between the Indian export bank and New Generation Motors. As of June 30, 2011 no payments are owed to New Generation Motors, as the Indian manufacturer is not actively marketing the product at present and no payments are required until sales from this product are generated.

As part of the asset purchase agreement in August 2007, NuGen also agreed to assume the commitment, entered into by New Generation Motors, for a conditional grant of  $700,000 from an Indian export bank, which is only required to be paid back once the Indian manufacturer begins paying licensing fees. NuGen does not have a written assignment from the Indian export bank regarding its assumption of this commitment. NuGen will then be obligated to pay the Indian export bank a royalty received from the Indian manufacturer until  $1,400,000 is repaid based on a schedule in the agreement. Since the dates provided for in the schedule to the agreement have passed, the agreement provides that if the actual sales deviate substantially, the royalty schedule will have to be changed. To date, the parties have not updated the schedule of royalty payments. Additionally, the Indian export bank also provided a loan of  $500,000 to New Generation Motors. In connection with this asset purchase agreement, NuGen assumed this  $500,000 loan on the condition that the loan would be converted to a conditional grant (similar to the  $700,000 conditional grant). In 2006, both New Generation Motors and the Indian export bank agreed to convert this second  $500,000 loan to a conditional grant under the same terms and conditions as the previous agreement. However the Agreement was never signed and NuGen has treated the amount as a conditional grant due to New Generation Motors in accordance with the terms of the asset purchase agreement. Currently, no demand has been made to NuGen for payment; accordingly, it is not reflected as a liability on the Company’s balance sheet but rather it is included under “Commitments and Contingencies”. As of June 30, 2011 no payments are owed to the Indian export bank, as the Indian manufacturer is not actively marketing the product at present and no payments are required until sales from this product are generated.

Lease Commitments

On October 7, 2010, the Company’s wholly owned subsidiary, NuGen Mobility Inc. entered into a three year lease for a combined office / warehouse space in the same building complex as the Company’s current space. The rent, which commenced effective December 1, 2010, is approximately  $5,595 per month and increases by 3% on each anniversary date of the lease. We also entered into a one-year lease commencing October 1, 2010 for our current space of approximately 6,500 square feet, for a monthly rental of  $4,860. Rental expense for the nine months ended June 30, 2011 and 2010 was  $95,466 and  $61,478 respectively.

Employment Agreements

During the quarter ending June 30, 2010, we entered into employment agreements with our Executive Chairman and Chief Executive Officer (CEO), our Chief Financial Officer (CFO) and our Vice President of Engineering and Programs (VP Engineering). The agreements, for the CEO, VP Engineering and CFO, provide for annual salaries, of  $180,000,  $160,000 and  $120,000 respectively; signing bonuses of  $30,000,  $20,000 and  $10,000 respectively; and, grants of options to purchase 900,000, 400,000 and 150,000 shares of our common stock, respectively. The shares subject to the options for the CEO and CFO have an exercise price of  $0.45 per share and vest pro ratably in 24 equal monthly installments as of the last day of each month commencing February 28, 2010. The shares subject to the options for the VP Engineering are at an exercise price of  $0.15 per share and vest pro ratably in 24 equal monthly installments as of the last day of each month commencing February 28, 2010, which option may be exercised on a cashless basis and may be exercised until February 29, 2012. Generally, options to acquire 100,000 shares may be exercised on a cumulative basis during the two weeks preceding August 31, 2010, February 28, 2011, August 31, 2011, and February 29, 2012 subject to accelerated exercise upon a change in control as provided therein and the right to exercise his remaining option in the event of the termination of his employment.

On June 30, 2011, Alan Pritzker tendered his resignation as the Chief Financial Officer of the Company.  The Board of Directors of the Company appointed Marshall G. Webb as Chief Financial Officer, effective upon Mr. Pritzker’s resignation. The Company entered into a one-year employment  agreement, dated July 1, 2011 with Marshall G. Webb pursuant to which Mr. Webb will be employed as a senior executive officer of the Company and, immediately upon Mr. Pritzker’s resignation, will serve as the Company’s Chief Financial Officer.  The Employment Agreement will automatically renew for additional one-year terms unless either party notifies the other of its desire not to renew the Employment Agreement within 90 days of the expiration of the then current term.  Mr. Webb will be entitled to a base salary of  $120,000 per annum, which the board of directors may periodically increase but not decrease, and an annual bonus at the discretion of the Board, currently anticipated at 25% of Mr. Webb’s base salary.  Mr. Webb will be paid a special bonus of  $15,000 for each  $1,000,000 raised or 1.5% of any amount raised less than  $1,000,000 raised following the current Series B financing effort underway.  The Employment Agreement also provides for the grant of a ten-year option to purchase 250,000 shares of the Company’s common stock at an exercise price of  $0.45 per share which will vest as to 125,000 shares upon the execution of the Agreement (July 1, 2011) and as to the balance ratably over a 12-month period beginning on July 31, 2011. All options will immediately vest and become exercisable upon a change of control, sale of substantially all of the Company’s assets, a merger in which the Company is not the surviving company, the Company replaces Mr. Webb for other than cause, or Mr. Webb is replaced by Series B investors.  The option will immediately terminate if Mr. Webb is terminated for cause and in 90 days if Mr. Webb resigns other than for good reason.

Concentration of Credit Risk

We have historically derived significant revenue from a few key customers.   Accounts receivable, net from two customers totaled  $324,235 at June 30, 2011 which was 84% of accounts receivable, net at June 30, 2011.  Revenue from two customers totaled  $897,256 for the nine months ended June 30, 2011 which was 79 percent of our nine months total ending June 30, 2011 revenues.

STOCKHOLDERS' EQUITY (DEFICIT)	9 Months Ended
Jun. 30, 2011
STOCKHOLDERS' EQUITY (DEFICIT)
NOTE F – STOCKHOLDERS’ EQUITY (DEFICIT)

Private Offerings

On December 5, 2010 and March 30, 2011, the Company entered into subscription agreements (the “Subscription Agreements”) with an “accredited investor” pursuant to which the Company issued an aggregate of 412,500 shares and 312,500 shares, respectively, of common stock at a purchase price of  $0.16 per share, for aggregate gross proceeds of  $66,000 and  $50,000 respectively. Such issuances were made in reliance on an exemption from registration under Regulation D and/or S promulgated under the Securities Act. The investor also executed and delivered to the Company (i) an irrevocable proxy appointing the Company’s Chief Executive Officer, as her proxy to vote her shares, and (ii) a lock-up agreement pursuant to which the investor agreed not to transfer, dispose of or encumber any of the Company’s securities for a nine-month period.

On October 22, 2010, the Company entered into subscription agreements with two accredited investors pursuant to which the Company issued 3% convertible promissory notes (the “Notes”) in the aggregate principal amount of  $70,000. The Notes were offered and sold in reliance on the exemption from registration afforded by Rule 506 of Regulation D promulgated under Section 4(2) of the Securities Act of 1933, as amended.

The Notes have a one-year term and are convertible by the Company into Common Stock at a price of  $0.18 per share, subject to adjustment if the Company effects a stock split or issues a stock dividend. If the Company effects a merger, sale of all or substantially all of its assets or any person acquires 50% of its stock, then the Note will be convertible into such number and kind of shares as would have been issuable on account of such transaction. The Company may prepay all or a portion of the outstanding principal and interest under the Notes upon 3 business days’ notice and may repay any accrued interest in cash or additional shares of Common Stock. The amount due under the Notes will become immediately due and payable if the Company fails to pay unpaid principal on the maturity date which failure continues for 10 days, any representation or warranty made by the Company is false, incorrect, incomplete or misleading, or the Company dissolves, liquidates, ceases operations, is unable to pay its debts when due, a receiver or trustee is appointed or bankruptcy proceeding are instituted.

Preferred Stock

Class A Preferred Stock

The Company entered into an agreement with a representative of eleven accredited investors confirming that such investors have the right, but not the obligation, to purchase, in the aggregate, a minimum of  $500,000 and a maximum of  $700,000 of our Class A Preferred Stock (the “Preferred Stock”) at a price of  $0.15 per share. On March 8, 2011, we entered into an option agreement (the “Option Agreement”) with such investors which replaced and superseded the prior agreement. The Option Agreement provides that the option to purchase the preferred stock terminates upon the earlier of (i) December 31, 2011, (ii) 180 days after the effective date of the Amended Registration Statement or (iii) if the Company demands that the investors exercise their option in the event that the Company enters into an agreement with respect to at least  $2,500,000 at no less than  $0.30 per share and the investors do not so exercise their right of first refusal to purchase such shares. We had also issued the representative of such investors one-year warrants to acquire 360,000 shares of our common stock at an exercise price of  $0.001 per share; said person fully exercised his warrant on March 1, 2011. If the investors exercise their option to purchase the preferred stock, they will be entitled to convert said preferred stock at their option at any time into one share of common stock, subject to adjustment for issuances of securities to third parties at a price less than  $0.15 per share on a “full-ratchet basis” (i.e., so that we shall issue, free of charge to each holder of such preferred stock, such additional shares of Preferred Stock so that the total number of shares held by the such holder equals that number that would have been issued at the lower price) during the 6 months following issuance and on a "weighted average" basis for 42 months following said 6-month period. The “weighted average” anti-dilution protection uses a formula that adjusts the rate at which preferred stock converts into common stock based upon (i) the amount of money previously raised by the Company and the price per share at which it was raised and (ii) the amount of money being raised by the Company in the subsequent dilutive financing and the price per share at which such new money is being raised. This weighted average price (which will always be lower than the original purchase price following a dilutive financing) is then divided into the original purchase price in order to determine the number of shares of common stock into which each share of preferred stock is then convertible, which will be greater than one. Thus, a new reduced conversion price for the preferred stock is obtained, which results in an increased conversion rate for the preferred stock when converting to common stock. So long as the investors hold at least 5% of our outstanding capital stock in the aggregate, the holders of the preferred stock will also have pre-emptive rights, subject to certain exemptions for issuances under option plans or to strategic investors under certain circumstances. The holders of the preferred stock will also have the right to designate one person to serve as a member of our board of directors until the effectiveness of this prospectus. If we would ever grant certain rights to shareholders holding a prescribed percentage of our stock, the holders of the preferred shares would have the right to accumulate their shareholdings to determine if they are entitled to such rights. For example, if we would ever provide that more than 70% of the holders of our shares could require us to file a registration statement on their behalf, the holders of the preferred shares could aggregate their holdings to be part of that group. The investors will also be entitled to warrants to purchase the amount of shares of common stock equal to 10% of the total value of the investment in the preferred stock. The exercise price of the common share to be provided for in the warrant, which expires 12 months after it is issued, is  $0.001 per share. We have not yet filed a certificate of designation designating this Preferred Stock.

If and when the preferred shares are purchased, each investor will also have the right for 18 months to purchase shares of common stock from the Company’s CEO for an exercise price of  $0.50 per share.

Series B Preferred Stock

The Company is offering a maximum of 13,888,889 shares of Series B Preferred Stock at a purchase price of  $0.18 per share and 2,777,778 Warrants; the investor is to receive Warrants equal to 20% of the number of shares of Preferred Stock purchased.  Such issuances were made in reliance on an exemption from registration under the Securities Act,  that the Series B Preferred Stock will be issued on the basis of the statutory exemption provided by Section 4(2) of the Securities Act or Regulation D promulgated there under. The Company has entered into subscription agreements with eight accredited investors to purchase an aggregate of 1,627,778 Series B convertible preferred shares, par value  $0.001 per share at a purchase price of  $0.18 per share, for aggregate gross proceeds of  $293,000.  Each investor also received two-year warrants to purchase in the aggregate 325,556 shares of common stock, par value  $0.001 per share, of the Company.

The Company filed a Certificate of Designations, Preference and Rights of Series B Convertible Preferred Stock in Delaware. The Certificate of Designation provides for the conversion of the Series B Preferred Stock to common stock of the Company on a one to one ratio. Cumulative dividends will accrue at the rate of  $0.0054 per annum to be paid annually in shares of Series B Preferred Stock with the first payment due on July 1, 2012. The Series B Preferred Stock has a liquidation preference over capital stock of the Company ranking junior to the Series B Preferred Stock. The Series B Preferred Stock will be junior and subordinate to the Series A preferred stock, if and when an option to purchase such Series A preferred stock is exercised and Series A preferred stock is issued by the Company. The Series B Preferred Stock holders have voting rights equal to the number of shares of common stock into which such Series B Preferred Stock are convertible. The Series B Preferred Stock will vote together as a single class on all matters. The initial conversion price of  $0.18 is subject to adjustment in the event of dividends, distributions, stock splits, or other occurrences, as set forth and in accordance with the formula in the Certificate of Designation. Any Series B Preferred Stock outstanding on December 31, 2012 is mandatorily convertible into common stock. The Series B Preferred Stock holders also have registration rights with respect to the shares of common stock into which such Series B Preferred Stock are convertible.

Valuation of Stock-Based Awards, Common Stock and Warrants

Stock-Based Compensation

We adopted the fair value method of accounting for our stock options granted to employees which requires us to measure the cost of employee services received in exchange for the stock options, based on the grant date fair value of the award. The fair value of the awards is estimated using the Black-Scholes option-pricing model. The resulting cost is recognized over the period during which an employee is required to provide service in exchange for the award, usually the vesting period which is generally two years.

We amortize the fair value of our stock-based compensation for equity awards granted on a straight-line basis, which we believe better reflects the level of service to be provided by our employees over the vesting period of the awards.

The fair value of each new employee option awarded was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions.

	2011	2010
Risk-free interest rate	-%	2.2%
Expected term (in years)	-	2
Expected volatility	-%	82%
Dividend yield	-%	0%

The Black-Scholes option-pricing model requires inputs such as the risk-free interest rate, expected term and expected volatility. Further, the forfeiture rate also affects the amount of aggregate compensation. These inputs are subjective and generally require significant judgment.

The risk-free interest rate that we use is based on the United States Treasury yield in effect at the time of grant for zero coupon United States Treasury notes with maturities approximating each grant’s expected life. Given our limited history with employee grants, we use the “simplified” method in estimating the expected term for our employee grants. The “simplified” method, as permitted by the SEC, is calculated as the average of the time-to-vesting and the contractual life of the options.

Our expected volatility is derived from the historical volatilities of several unrelated public companies within industries related to our business, including the automotive OEM and battery technology industries, because we have no trading history on our common stock. When making the selections of our peer companies within industries related to our business to be used in the volatility calculation, we also considered the stage of development, size and financial leverage of potential comparable companies. Our historical volatility is weighted based on certain qualitative factors and combined to produce a single volatility factor. We have not estimated our forfeiture rate as these are the first options granted by us after our merger in January 2010.

We account for stock options issued to nonemployees also based on their estimated fair value determined using the Black-Scholes option-pricing model. However, the fair value of the equity awards granted to nonemployees is re-measured as the awards vest, and the resulting increase in value, if any, is recognized as expense during the period the related services are rendered.

Stock-based compensation expense for the nine months ended June 30, 2011 and 2010 was  $29,865 and  $16,044, respectively.

Common Stock Valuation

We granted stock options with exercise prices equal or greater than the fair value of our common stock as determined at the date of grant by our Board of Directors. Because there has been no public market for our common stock, our Board of Directors has determined the fair value of our common stock by considering a number of objective and subjective factors, including the following:

•	arm’s length, third-party sales of our stock;
•	our operating and financial performance; and
•	the lack of liquidity of our capital stock.

Equity Awards

On February 9, 2010, pursuant to the 2010 Stock Option Plan, the Company granted options to acquire an aggregate of 2,000,000 shares of the Company’s common stock to several executive officers and employees. Subject to vesting, these options are exercisable during the ten years from the grant date at an exercise price of  $0.45 per share. The options vest pro rata in 24 equal monthly installments as of the last day of each fiscal month, with the first installment vesting as of January 1, 2010. All of the options vest immediately upon a Change of Control Event. These options terminate immediately following the termination of such person’s employment with the Company for “Cause” (as defined in such employee’s employment agreement described above and other than Cause relating to the employee’s material uncured breach of his employment agreement in which case the options terminate in accordance with their stated term) and 180 days after such person voluntarily terminates his employment other than for “Good Reason” (as defined in such person’s employment agreement).

On February 11, 2010, the Company granted an option to acquire an aggregate of 400,000 shares of its common stock to an executive officer of the Company at an exercise price of  $0.15 per share, which option may be exercised on a cashless basis and may be exercised until February 29, 2012. Generally, options to acquire 100,000 shares may be exercised on a cumulative basis during the two weeks preceding August 31, 2010, February 28, 2011, August 31, 2011, and February 29, 2012, subject to accelerated exercise upon a change in control and the right to exercise the remaining option in the event of the termination of employment.

The following table summarizes stock option grants to employees and consultants for the nine months ended June 30, 2011, and the related changes during this period are presented below.

		Weighted
		Average
	Number of	Exercise
	Options	Price
Stock Options
Balance at September 30, 2010	2,400,000	$0.40
Granted	-
Exercised	-
Forfeited	(43,750)
Balance at June 30, 2011	2,356,250	$0.40
Options Exercisable at June 30, 2011	1,679,167	$0.40
Weighted Average Fair Value of Options Granted During 2011		$0.00

Of the total options granted, 1,679,167 are fully vested, exercisable and non-forfeitable.

The following table summarizes information about stock options for the Company as of June 30, 2011:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2011	Weighted Average Exercise Price
$0.15	400,000	8.75 years	$0.15	283,334	$0.15
$0.45	1,956,250	8.75 years	$0.45	1,395,833	$0.45

SUBSEQUENT EVENTS	9 Months Ended
Jun. 30, 2011
SUBSEQUENT EVENTS
NOTE G – SUBSEQUENT EVENTS

Alan Pritzker tendered his resignation as the Chief Financial Officer of the Company on June 30, 2011. The Board of Directors of the Company appointed Marshall G. Webb as Chief Financial Officer, effective upon Mr. Pritzker’s resignation on June 30, 2011. The Company entered into a one-year employment  agreement, dated July 1, 2011 with Marshall G. Webb pursuant to which Mr. Webb will be employed as a senior executive officer of the Company and, immediately upon Mr. Pritzker’s resignation, will serve as the Company’s Chief Financial Officer.  The Employment Agreement will automatically renew for additional one-year terms unless either party notifies the other of its desire not to renew the Employment Agreement within 90 days of the expiration of the then current term.

Under the Employment Agreement, Mr. Webb will be entitled to a base salary of  $120,000 per annum, which the board of directors may periodically increase but not decrease, and an annual bonus at the discretion of the Board, currently anticipated at 25% of Mr. Webb’s base salary.  Mr. Webb will be paid a special bonus of  $15,000 for each  $1,000,000 raised or 1.5% of any amount raised less than  $1,000,000 raised following the current Series B financing effort underway.  The Employment Agreement also provides for the grant of a ten-year option to purchase 250,000 shares of the Company’s common stock at an exercise price of  $0.45 per share which will vest as to 125,000 shares upon the execution of the Agreement (July 1, 2011) and as to the balance ratably over a 12-month period beginning on July 31, 2011. All options will immediately vest and become exercisable upon a change of control, sale of substantially all of the Company’s assets, a merger in which the Company is not the surviving company, the Company replaces Mr. Webb for other than cause, or Mr. Webb is replaced by Series B investors.  The option will immediately terminate if Mr. Webb is terminated for cause and in 90 days if Mr. Webb resigns other than for good reason.

On August 5, 2011, Henry Toh, a corporate officer, made a short term working capital loan to the Company in the amount of  $20,000.  The loan is non interest bearing and is due on demand.